Schedule of Investments - Virtus LifeSci Biotech Products ETF

July 31, 2024 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.1%
Health Care - 99.1%
ACADIA Pharmaceuticals, Inc.*	21,826	$415,130
ADMA Biologics, Inc.*	30,552	375,178
Agios Pharmaceuticals, Inc.*	7,042	326,749
Alnylam Pharmaceuticals, Inc.*	2,058	488,693
Amgen, Inc.	1,103	366,714
Amicus Therapeutics, Inc.*	30,939	318,981
Apellis Pharmaceuticals, Inc.*	7,738	306,425
Ardelyx, Inc.*	50,747	281,646
Ascendis Pharma A/S (Denmark)*(1)	2,576	343,896
Aurinia Pharmaceuticals, Inc. (Canada)*	61,561	361,979
Axsome Therapeutics, Inc.*(2)	4,542	396,562
BeiGene Ltd. (China)*(1)	1,979	329,662
BioCryst Pharmaceuticals, Inc.*	52,865	384,857
Biogen, Inc.*	1,408	300,186
BioMarin Pharmaceutical, Inc.*	3,910	329,730
BioNTech SE (Germany)*(1)	3,431	295,752
Blueprint Medicines Corp.*	3,096	335,297
Bridgebio Pharma, Inc.*(2)	11,357	294,714
CRISPR Therapeutics AG (Switzerland)*(2)	5,047	289,143
Day One Biopharmaceuticals, Inc.*	25,491	364,776
Dynavax Technologies Corp.*	27,423	306,863
Esperion Therapeutics, Inc.*(2)	113,178	261,441
Exelixis, Inc.*	14,998	351,703
Geron Corp.*	67,490	319,903
Gilead Sciences, Inc.	5,182	394,143
Halozyme Therapeutics, Inc.*	6,637	366,761
Harmony Biosciences Holdings, Inc.*(2)	11,067	374,729
ImmunityBio, Inc.*(2)	56,107	288,951
Immunocore Holdings PLC (United Kingdom)*(1)(2)	8,298	329,431
Incyte Corp.*	5,254	341,878
Insmed, Inc.*	5,344	388,776
Intra-Cellular Therapies, Inc.*	4,814	378,958
Ionis Pharmaceuticals, Inc.*	8,009	396,125
Iovance Biotherapeutics, Inc.*	39,069	341,072
Ironwood Pharmaceuticals, Inc.*	55,075	376,162
Kiniksa Pharmaceuticals International PLC*	17,556	466,990
Krystal Biotech, Inc.*(2)	1,802	375,645
Legend Biotech Corp.*(1)	7,542	425,293
Lexicon Pharmaceuticals, Inc.*	179,972	404,937
Ligand Pharmaceuticals, Inc.*	4,049	441,300
Madrigal Pharmaceuticals, Inc.*(2)	1,189	338,461
Mirum Pharmaceuticals, Inc.*	12,344	500,549
Moderna, Inc.*	2,268	270,391
Neurocrine Biosciences, Inc.*	2,417	342,175
Novavax, Inc.*	21,884	280,334
Omniab, Inc. - $12.50 Earnout*(3)	1,295	0
Omniab, Inc. - $15.00 Earnout*(3)	1,295	0
Phathom Pharmaceuticals, Inc.*	30,078	355,522
PTC Therapeutics, Inc.*	8,925	302,111
Regeneron Pharmaceuticals, Inc.*	321	346,420
Rhythm Pharmaceuticals, Inc.*(2)	7,423	357,863
Roivant Sciences Ltd.*(2)	30,467	330,567
Sage Therapeutics, Inc.*	28,639	313,597
Sarepta Therapeutics, Inc.*	2,635	374,802
SpringWorks Therapeutics, Inc.*	8,415	302,183
Tarsus Pharmaceuticals, Inc.*	9,938	241,394
TG Therapeutics, Inc.*(2)	19,651	388,304
Theravance Biopharma, Inc.*(2)	38,386	388,082
Travere Therapeutics, Inc.*(2)	45,490	433,975
Ultragenyx Pharmaceutical, Inc.*	7,638	343,863
United Therapeutics Corp.*	1,145	358,717
Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Vertex Pharmaceuticals, Inc.*	688	$341,055
Y-mAbs Therapeutics, Inc.*(2)	27,332	335,637
Zai Lab Ltd. (China)*(1)(2)	16,727	318,315
Total Health Care		21,801,448
Total Common Stocks
(Cost $19,388,295)		21,801,448
SECURITIES LENDING COLLATERAL - 2.6%
Money Market Fund - 2.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%(4)(5)
(Cost $562,696)	562,696	562,696

TOTAL INVESTMENTS - 101.7%
(Cost $19,950,991)		22,364,144
Liabilities in Excess of Other Assets - (1.7)%		(368,784)
Net Assets - 100.0%		$21,995,360

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $4,655,752; total market value of collateral held by the Fund was $4,711,241. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $4,148,545.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 2 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of July 31, 2024.

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

July 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$21,801,448	$0	$—	$21,801,448
Money Market Fund	562,696	—	—	562,696
Total	$22,364,144	$0	$—	$22,364,144